Regulatory Matters and Restrictions on Dividends	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Regulatory Matters and Restrictions on Dividends
Regulatory Matters and Restrictions on Dividends
The Company and Wilson Bank are subject to regulatory capital requirements administered by the FDIC, the Federal Reserve and the Tennessee Department of Financial Institutions. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Wilson Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Wilson Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.
Quantitative measures established by regulation to ensure capital adequacy require the Company and Wilson Bank to maintain minimum amounts and ratios (set forth in the following table) of total, Tier 1 and common equity Tier 1 capital (each as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital (as defined) to average assets (as defined). Management believes, as of December 31, 2017 and 2016, that the Company and Wilson Bank meet all capital adequacy requirements to which they are subject.
As of December 31, 2017, the most recent notification from the FDIC categorized Wilson Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since the notification that management believes have changed Wilson Bank’s category. To be categorized as well capitalized for purposes of prompt corrective action regulations as of December 31, 2017 and 2016, an institution must have maintained minimum capital ratios as set forth in the following tables and not have been subject to a written agreement, order or directive to maintain a higher capital level. The Company’s and Wilson Bank’s actual capital amounts and ratios as of December 31, 2017 and 2016, are presented in the following tables:

	Actual		Regulatory Minimum Capital Requirement with Basel III Capital Conservation Buffer		Regulatory Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2017
Total capital to risk weighted assets:
Consolidated	$291,395	14.2%	$189,658	9.25%	$205,036	10.0%
Wilson Bank	289,824	14.1	189,618	9.25	204,992	10.0
Tier 1 capital to risk weighted assets:
Consolidated	267,159	13.0	148,651	7.25	123,021	6.0
Wilson Bank	265,588	13.0	148,619	7.25	163,994	8.0
Common equity Tier 1 capital to risk weighted assets:
Consolidated	267,159	13.0	117,895	5.75	N/A	N/A
Wilson Bank	265,588	13.0	117,871	5.75	133,245	6.5
Tier 1 capital to average assets:
Consolidated	267,159	11.9	90,110	4.0	N/A	N/A
Wilson Bank	265,588	11.5	92,062	4.0	115,078	5.0

	Actual		Regulatory Minimum Capital Requirement with Basel III Capital Conservation Buffer		Regulatory Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2016
Total capital to risk weighted assets:
Consolidated	$266,954	12.7%	$181,298	8.625%	$210,200	10.0%
Wilson Bank	265,142	12.6	181,496	8.625	210,430	10.0
Tier 1 capital to risk weighted assets:
Consolidated	243,897	11.6	139,295	6.625	126,154	6.0
Wilson Bank	242,085	11.5	139,462	6.625	168,407	8.0
Common Equity Tier 1 capital to risk weighted assets:
Consolidated	243,897	11.6	107,756	5.125	N/A	N/A
Wilson Bank	242,085	11.5	107,886	5.125	136,831	6.5
Tier 1 capital to average assets:
Consolidated	243,897	11.2	87,106	4.0	N/A	N/A
Wilson Bank	242,085	11.1	87,238	4.0	109,047	5.0

In July 2013, the Federal banking regulators, in response to the Statutory Requirements of The Dodd-Frank Wall Street Reform and Consumer Protection Act, adopted new regulations implementing the Basel Capital Adequacy Accord (“Basel III”) and the related minimum capital ratios. The new capital requirements were effective beginning January 1, 2015. The guidelines under Basel III established a 2.5% capital conservation buffer requirement that is phased in over four years beginning January 1, 2016. The buffer is related to Risk Weighted Assets. In order to avoid limitations on capital distributions such as dividends and certain discretionary bonus payments to executive officers, a banking organization must maintain capital ratios above the minimum ratios including the buffer. The Basel III minimum requirements after giving effect to the buffer as of January 1, of each year presented are as follows:

	2016	2017	2018	2019
Common Equity Tier I Ratio	5.125%	5.75%	6.375%	7.0%
Tier I Capital to Risk Weighted Assets Ratio	6.625%	7.25%	7.875%	8.5%
Total Capital to Risk Weighted Assets Ratio	8.625%	9.25%	9.875%	10.5%

The requirements of Basel III also place additional restrictions on the inclusion of deferred tax assets and capitalized mortgage servicing rights as a percentage of Tier I Capital. In addition, the risk weights assigned to certain assets such as past due loans and certain real estate loans have been increased.
The requirements of Basel III allow banks and bank holding companies with less than $250 billion in assets a one-time opportunity to opt-out of a requirement to include unrealized gains and losses in accumulated other comprehensive income in their capital calculation. The Company and Wilson Bank have opted out of this requirement.